INVESTMENTS	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 4 – INVESTMENTS

Artemis Therapeutics, Inc.

As of June 30, 2021, the Company owns 198,311 shares or 3.8% of the outstanding common stock of Artemis Therapeutics, Inc. (“ATMS”). As of June 30, 2021, ATMS has no operating business.

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of June 30, 2021, and December 31, 2020, the Company’s share of the underlying net assets of ATMS is equal to the Company’s carrying value of its investment in ATMS ($0 and $0 at June 30, 2021 and December 31, 2020). The market value of the Company's investment in ATMS as of June 30, 2021 and December 31, 2020 is $1,386 and $79, respectively. The share price in the end of June, 2021 was extremely high for few days, including June 30, 2021 and then it dropped.

The Company evaluated the stock price of ATMS but as ATMS share price is low, the number of shares that are being traded is low, and as ATMS still does not have any revenue or operations, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of June 30, 2021, and December 31, 2020, the Company’s investment is 334,842 KRW and 332,715 KRW ($297 and $294 as of June 30, 2021), respectively. For the periods ended June 30, 2021 and 2020, the Company recognized a profit (loss) in its consolidated statements of operations of 3,718 KRW, and (17,846) KRW, respectively ($3 and $(16) as of June 30, 2021, respectively) from its investment in the JVC.
Mesh Technologies, Inc.

In January 2019, the Company invested an amount of $50 in Mesh Technologies, Inc. (“Mesh”), a company incorporated in the USA. As of December 31, 2020, the investment represented 0.4% of the issued and outstanding share capital of Mesh. Mesh is a technology company providing cross border payments technology by innovating on the existing payment rails of established card networks available in the market. As Mesh is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased few types of shares representing 23.3% of Arrow’s equity for an amount of $22 and shareholders loans were purchased for a price of $1,728 ($4,146 stated value less $2,418 allowance for credit losses, which have not changed since the acquisition). The Company uses the equity method for this investment. As of June 30, 2021 and December 31, 2020, the investment in Arrow is $525 and $975, respectively. During the period ended June 30, 2021, the Company recognized its estimated share in Arrow loss in the amount of $450. The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates after three years. However, according to US GAAP, at this stage the Company still needs to recognize in its books the equity losses from the investment.

Some Directors and managers of Arrow are related parties of the Company.

GreenFox Logistics LLC.

In March 2020, the Company invested an amount of $100 in GreenFox Logistics, LLC. (“GreenFox”), a company incorporated in the USA. The investment was done as SAFE investment (Simple Agreement for Future Equity). GreenFox is an on-demand delivery/moving/transportation company. As GreenFox is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

SardineAI Corp.

In August 2020, the Company invested an amount of $50 in SardineAI Corp (“SardineAI”), a company incorporated in the USA. In return the Company received preferred shares representing less than 1% of SardineAI equity. SardineAI is a Fraud Prevention-as-a- Service (FaaS) platform for Digital businesses to detect frauds and financial crimes. As SardineAI is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.